Portfolio of Investments September 30, 2024
QQQX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 101.2%
X 1,368,791,297 COMMON STOCKS - 99 .6 % X 1,368,791,297
AUTOMOBILES & COMPONENTS - 3.6%
40,233 Ford Motor Co $ 424,860
4,110 Lear Corp 448,607
183,908 (a) Tesla Inc 48,115,850
TOTAL AUTOMOBILES & COMPONENTS 48,989,317
CAPITAL GOODS - 1.9%
7,468 3M Co 1,020,876
1,478 (a) Axon Enterprise Inc 590,609
9,138 Caterpillar Inc 3,574,054
4,624 EMCOR Group Inc 1,990,771
3,812 (a),(b) Enovix Corp 35,604
7,764 Fortive Corp 612,812
12,364 (a) GE Vernova Inc 3,152,573
30,184 General Electric Co 5,692,099
584 HEICO Corp 152,704
2,990 Howmet Aerospace Inc 299,747
6,441 (a),(b) Plug Power Inc 14,557
7,632 Rockwell Automation Inc 2,048,887
116 TransDigm Group Inc 165,547
4,996 United Rentals Inc 4,045,411
5,734 Vertiv Holdings Co, Class A 570,476
1,840 Watsco Inc 905,059
1,390 WW Grainger Inc 1,443,946
TOTAL CAPITAL GOODS 26,315,732
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
21,698 (a) ACV Auctions Inc, Class A 441,120
634 Booz Allen Hamilton Holding Corp 103,190
19,119 Robert Half Inc 1,288,812
7,070 Rollins Inc 357,601
21,890 Tetra Tech Inc 1,032,332
9,596 Veralto Corp 1,073,408
7,562 Waste Connections Inc 1,352,237
9,915 Waste Management Inc 2,058,354
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,707,054
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.4%
3,906 (a) Abercrombie & Fitch Co, Class A 546,449
360,736 (a),(c) Amazon.com Inc 67,215,939
940 (a) AutoZone Inc 2,961,038
1,817 (a) Burlington Stores Inc 478,743
1,711 (a) Carvana Co 297,902
52,348 (a) Coupang Inc 1,285,143
8,039 Dick's Sporting Goods Inc 1,677,739
1,571 Dillard's Inc, Class A 602,777
16,562 eBay Inc 1,078,352
5,972 Gap Inc/The 131,683
4,325 Lowe's Cos Inc 1,171,426
14,611 (a) Ollie's Bargain Outlet Holdings Inc 1,420,189
7,621 Pool Corp 2,871,593
181 (a),(b) Savers Value Village Inc 1,904
24,886 TJX Cos Inc/The 2,925,101
6,915 Tractor Supply Co 2,011,781
6,382 Williams-Sonoma Inc 988,700
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 87,666,459
CONSUMER DURABLES & APPAREL - 0.3%
16,176 (a) Deckers Outdoor Corp 2,579,263
8,831 NIKE Inc, Class B 780,661
3,437 (a) Skechers USA Inc, Class A 230,004
TOTAL CONSUMER DURABLES & APPAREL 3,589,928

Portfolio of Investments September 30, 2024
(continued)
QQQX

SHARES DESCRIPTION   VALUE
CONSUMER SERVICES - 3.0%
6,160 Booking Holdings Inc $ 25,946,659
87,000 (a) Chipotle Mexican Grill Inc 5,012,940
10,528 Darden Restaurants Inc 1,727,961
433 Domino's Pizza Inc 186,250
13,319 (a) DraftKings Inc, Class A 522,105
26,996 Hilton Worldwide Holdings Inc 6,222,578
10,345 Service Corp International/US 816,531
1,480 Wingstop Inc 615,798
TOTAL CONSUMER SERVICES 41,050,822
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
33,397 (a) BJ's Wholesale Club Holdings Inc 2,754,585
2,618 Casey's General Stores Inc 983,609
3,129 Dollar General Corp 264,620
210,528 (a) HF Foods Group Inc 751,585
43,339 Kroger Co/The 2,483,325
27,218 (a) Maplebear Inc 1,108,861
22,357 (a) Performance Food Group Co 1,752,118
36,930 (a) Sprouts Farmers Market Inc 4,077,441
22,350 Sysco Corp 1,744,641
17,183 Target Corp 2,678,142
46,686 (a) US Foods Holding Corp 2,871,189
192,024 Walmart Inc 15,505,938
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 36,976,054
ENERGY - 0.4%
10,103 (a) Antero Resources Corp 289,451
4,902 (a) Clean Energy Fuels Corp 15,245
24,611 Exxon Mobil Corp 2,884,902
2,476 Hess Corp 336,241
5,484 Select Water Solutions Inc 61,037
53,009 TechnipFMC PLC 1,390,426
423 Texas Pacific Land Corp 374,245
3,266 (a) Tidewater Inc 234,466
1,848 Weatherford International PLC 156,932
TOTAL ENERGY 5,742,945
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
55,254 CubeSmart 2,974,323
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,974,323
FINANCIAL SERVICES - 2.5%
5,861 (a) Berkshire Hathaway Inc, Class B 2,697,584
666 (a) Coinbase Global Inc, Class A 118,661
11,527 Jack Henry & Associates Inc 2,034,977
8,130 Mastercard Inc, Class A 4,014,594
8,682 Moody's Corp 4,120,391
19,418 Morgan Stanley 2,024,132
143,943 (a) PayPal Holdings Inc 11,231,872
3,079 S&P Global Inc 1,590,673
11,343 SEI Investments Co 784,822
11,700 (a) Toast Inc, Class A 331,227
17,825 Visa Inc, Class A 4,900,984
TOTAL FINANCIAL SERVICES 33,849,917
FOOD, BEVERAGE & TOBACCO - 2.8%
70,834 (a) Bridgford Foods Corp 645,298
10,559 Brown-Forman Corp, Class B 519,503
10,507 Cal-Maine Foods Inc 786,344
6,159 Campbell Soup Co 301,298
37,908 (a) Celsius Holdings Inc 1,188,795
78,623 Coca-Cola Co/The 5,649,849
190 Coca-Cola Consolidated Inc 250,116
7,494 Constellation Brands Inc, Class A 1,931,129
4,567 (a) Freshpet Inc 624,629
40,685 General Mills Inc 3,004,587

SHARES DESCRIPTION   VALUE
FOOD, BEVERAGE & TOBACCO (continued)
21,447 Hershey Co/The $ 4,113,106
853 Ingredion Inc 117,228
30,851 Kellanova 2,489,984
1,022 Lamb Weston Holdings Inc 66,164
20,310 McCormick & Co Inc/MD 1,671,513
242,394 (a) Monster Beverage Corp 12,645,695
10,703 (a) Post Holdings Inc 1,238,872
12,843 Tyson Foods Inc, Class A 764,929
20,334 (a) Vital Farms Inc 713,113
TOTAL FOOD, BEVERAGE & TOBACCO 38,722,152
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
26,882 Abbott Laboratories 3,064,817
11,805 (a) Axonics Inc 821,628
2,837 Becton Dickinson & Co 684,001
50,911 (a) Boston Scientific Corp 4,266,342
9,791 Cardinal Health Inc 1,082,101
4,236 Cencora Inc 953,439
4,014 (a) Edwards Lifesciences Corp 264,884
768 Embecta Corp 10,829
1,777 (a) Glaukos Corp 231,507
5,327 (a) Hims & Hers Health Inc 98,123
17,865 (a) LENSAR Inc 81,822
5,949 McKesson Corp 2,941,304
313 (a) Novocure Ltd 4,892
2,672 (a) PROCEPT BioRobotics Corp 214,081
2,655 (a) RxSight Inc 131,237
19,914 Stryker Corp 7,194,132
695 (a) TransMedics Group Inc 109,115
1 (a) Venus Concept Inc 0
TOTAL HEALTH CARE EQUIPMENT & SERVICES 22,154,254
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
9,229 Colgate-Palmolive Co 958,062
4,331 (a) elf Beauty Inc 472,209
11,199 Procter & Gamble Co/The 1,939,667
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,369,938
INSURANCE - 0.1%
5,928 Progressive Corp/The 1,504,289
TOTAL INSURANCE 1,504,289
MATERIALS - 0.6%
7,904 Air Products and Chemicals Inc 2,353,337
4,212 Ball Corp 286,037
1,460 Carpenter Technology Corp 232,987
13,576 CF Industries Holdings Inc 1,164,821
6,845 (a) comScore Inc 46,477
35,023 Freeport-McMoRan Inc 1,748,348
7,747 International Paper Co 378,441
3,839 Sherwin-Williams Co/The 1,465,231
TOTAL MATERIALS 7,675,679
MEDIA & ENTERTAINMENT - 15.0%
334,377 Alphabet Inc, Class A 55,456,425
272,036 (c) Alphabet Inc, Class C 45,481,699
448 (a) AMC Entertainment Holdings Inc, Class A 2,038
642,116 Comcast Corp, Class A 26,821,185
12,565 (a) Liberty Media Corp-Liberty Formula One, Class C 972,908
37,991 (a) Match Group Inc 1,437,579
124,999 Meta Platforms Inc 71,554,428
25,957 New York Times Co/The, Class A 1,445,026
6,270 News Corp, Class B 175,247
4,367 (a) Roku Inc 326,040
42,393 Saga Communications Inc, Class A 608,764
637 (a) Spotify Technology SA 234,754

Portfolio of Investments September 30, 2024
(continued)
QQQX

SHARES DESCRIPTION   VALUE
MEDIA & ENTERTAINMENT (continued)
8,142 (a) TKO Group Holdings Inc $ 1,007,247
11,379 Walt Disney Co/The 1,094,546
TOTAL MEDIA & ENTERTAINMENT 206,617,886
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
3,964 (a) 89bio Inc 29,334
14,007 Agilent Technologies Inc 2,079,759
5,468 (a) Agios Pharmaceuticals Inc 242,943
66,016 (c) Amgen Inc 21,271,015
803 (a) Arcus Biosciences Inc 12,278
284 (a) Arvinas Inc 6,995
3,906 (a) Avidity Biosciences Inc 179,403
3,399 (a) Blueprint Medicines Corp 314,408
5,019 (a) Charles River Laboratories International Inc 988,593
5,067 (a) Cytokinetics Inc 267,538
16,193 Danaher Corp 4,501,978
22,400 (a),(b) Day One Biopharmaceuticals Inc 312,032
3,634 (a) Disc Medicine Inc 178,575
3,533 (a) Dyne Therapeutics Inc 126,905
6,554 (a) Editas Medicine Inc 22,349
2,706 Eli Lilly & Co 2,397,354
5,556 (a) Exelixis Inc 144,178
172,825 Gilead Sciences Inc 14,489,648
11,370 (a),(b) Humacyte Inc 61,853
48,226 (a),(b) ImmunityBio Inc 179,401
13,603 (a) Insmed Inc 993,019
7,172 (a) Iovance Biotherapeutics Inc 67,345
22,160 (a) Kura Oncology Inc 433,006
13,750 (a),(b) Liquidia Corp 137,500
1,618 (a) Madrigal Pharmaceuticals Inc 343,372
632 (a) Natera Inc 80,232
7,810 (a) Neurocrine Biosciences Inc 899,868
13,272 (a) Regeneron Pharmaceuticals Inc 13,952,057
4,581 (a) Revance Therapeutics Inc 23,775
4,032 (a) REVOLUTION Medicines Inc 182,851
2,111 (a) Sarepta Therapeutics Inc 263,643
3,102 (a) SpringWorks Therapeutics Inc 99,388
7,842 (a) Tarsus Pharmaceuticals Inc 257,923
7,934 (a) Twist Bioscience Corp 358,458
2,769 (a) Vaxcyte Inc 316,414
2,196 (a) Viking Therapeutics Inc 139,029
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 66,354,419
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.3%
166,423 (a),(c) Advanced Micro Devices Inc 27,306,686
9,336 (a) Allegro MicroSystems Inc 217,529
13,979 (a) Ambarella Inc 788,486
94,350 Analog Devices Inc 21,716,540
165,056 Applied Materials Inc 33,349,565
9,301 (a) Axcelis Technologies Inc 975,210
324,790 Broadcom Inc 56,026,275
15,643 (a) Cirrus Logic Inc 1,943,017
16,905 (a) Credo Technology Group Holding Ltd 520,674
10,198 Entegris Inc 1,147,581
6,555 (a) First Solar Inc 1,635,079
3,624 (a) FormFactor Inc 166,704
3,858 (a) Impinj Inc 835,334
420,372 Intel Corp 9,861,927
37,130 (a) Lattice Semiconductor Corp 1,970,489
13,569 (a) MACOM Technology Solutions Holdings Inc 1,509,687
1,202 MKS INSTRUMENTS INC 130,669
6,123 Monolithic Power Systems Inc 5,660,714
9,503 (a) Navitas Semiconductor Corp 23,282
845,420 NVIDIA Corp 102,667,805

SHARES DESCRIPTION   VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
8,893 (a) Onto Innovation Inc $ 1,845,831
12,494 Power Integrations Inc 801,115
12,202 (a) Qorvo Inc 1,260,467
140,959 QUALCOMM Inc 23,970,078
13,523 (a) Semtech Corp 617,460
9,889 (a) Silicon Laboratories Inc 1,142,872
1,520 (a) SiTime Corp 260,695
20,407 Skyworks Solutions Inc 2,015,599
6,340 (a) SYNAPTICS INC 491,857
15,575 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 2,704,910
7,368 Teradyne Inc 986,796
9,995 Universal Display Corp 2,097,950
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 306,648,883
SOFTWARE & SERVICES - 14.6%
1,868 (a) Appfolio Inc, Class A 439,727
6,319 (a) AppLovin Corp, Class A 824,945
52,492 (a) Autodesk Inc 14,460,496
4,846 Bentley Systems Inc, Class B 246,225
5,650 (a) Cleanspark Inc 52,771
901 (a) CommVault Systems Inc 138,619
20,252 (a) Confluent Inc, Class A 412,736
1,335 (a) Fair Isaac Corp 2,594,599
8,062 (a) Guidewire Software Inc 1,474,862
9,174 (a) HashiCorp Inc, Class A 310,632
2,074 (a) HubSpot Inc 1,102,538
9,067 (a) Manhattan Associates Inc 2,551,273
5,006 (a),(b) MARA Holdings Inc 81,197
340,211 Microsoft Corp 146,392,793
3,930 (a),(b) MicroStrategy Inc, Class A 662,598
11,808 (a) Nutanix Inc, Class A 699,624
40,479 Oracle Corp 6,897,622
80,164 (a) Palantir Technologies Inc, Class A 2,982,101
24,964 (a) PTC Inc 4,509,996
3,549 (a),(b) Riot Platforms Inc 26,334
22,714 Salesforce Inc 6,217,049
6,953 (a) ServiceNow Inc 6,218,694
2,332 (a) Tyler Technologies Inc 1,361,235
TOTAL SOFTWARE & SERVICES 200,658,666
TECHNOLOGY HARDWARE & EQUIPMENT - 13.9%
703,547 (c) Apple Inc 163,926,451
497,907 Cisco Systems Inc 26,498,611
8,099 (a) Keysight Technologies Inc 1,287,174
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 191,712,236
TELECOMMUNICATION SERVICES - 0.4%
22,310 (a),(b) AST SpaceMobile Inc 583,406
19,815 Spok Holdings Inc 298,414
31,079 Telephone and Data Systems Inc 722,587
100,308 Verizon Communications Inc 4,504,832
TOTAL TELECOMMUNICATION SERVICES 6,109,239
TRANSPORTATION - 0.5%
11,239 Delta Air Lines Inc 570,829
228 FedEx Corp 62,399
1,881 (a) Saia Inc 822,486
33,792 (a) Uber Technologies Inc 2,539,807
10,994 Union Pacific Corp 2,709,801
4,685 (a) XPO Inc 503,684
TOTAL TRANSPORTATION 7,209,006
UTILITIES - 1.1%
6,056 Atmos Energy Corp 840,028
4,647 CMS Energy Corp 328,218
13,604 Duke Energy Corp 1,568,541

Portfolio of Investments September 30, 2024
(continued)
QQQX

Investments in Derivatives
SHARES DESCRIPTION   VALUE
UTILITIES (continued)
23,076 NextEra Energy Inc $ 1,950,614
17,908 NRG Energy Inc 1,631,419
69,334 PG&E Corp 1,370,733
3,827 Public Service Enterprise Group Inc 341,407
52,824 Southern Co/The 4,763,668
20,225 Vistra Vision LLC 2,397,471
TOTAL UTILITIES 15,192,099
TOTAL COMMON STOCKS
(Cost $377,115,269) 1,368,791,297
SHARES DESCRIPTION VALUE
X 22,313,008 EXCHANGE-TRADED FUNDS - 1 .6 % X 22,313,008
78,800 Vanguard Total Stock Market ETF $ 22,313,008
TOTAL EXCHANGE-TRADED FUNDS
(Cost $19,606,201) 22,313,008
TYPE DESCRIPTION(d)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT (e)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0 .0%
Call Chicago Board Options
Exchange SPX Volatility Index
150 $ 600,000 $ 40 12/18/24 11,175
Put Chicago Board Options
Exchange SPX Volatility Index
300 420,000 14 10/16/24 600
TOTAL OPTIONS PURCHASED
(Cost $15,938) 450 $ 1,020,000 11,775
TOTAL LONG-TERM INVESTMENTS
(Cost $396,737,408) 1,391,116,080
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
2,040,157 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
5.020%(g) 2,040,157
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,040,157) 2,040,157
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6%
21,739,382 REPURCHASE AGREEMENTS - 1 .6 % X 21,739,382
$ 21,739,382 (h) Fixed Income Clearing Corporation 1 .520% 10/01/24 $ 21,739,382
TOTAL REPURCHASE AGREEMENTS
(Cost $21,739,382) 21,739,382
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,739,382) 21,739,382
TOTAL INVESTMENTS - 102 .9%
(Cost $ 420,516,947 ) 1,414,895,619
OTHER ASSETS & LIABILITIES, NET -  (2.9)% (39,827,691)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,375,067,928
Options Written
Type Description (d)
Number of
Contracts
Notional
Amount (e)
Exercise
Price Expiration Date Value
Call Invesco QQQ Trust Series 1 (3,000) $ (144,000,000) $ 480 10/18/24 $ (4,041,000)
Call Invesco QQQ Trust Series 1 (4,000) (194,000,000) 485 10/18/24 (4,018,000)
Call S&P 500 Index (120) (67,800,000) 5,650 10/18/24 (1,781,400)
Call NASDAQ 100 Stock INDEX (35) (68,950,000) 19,700 10/18/24 (1,980,125)
Call NASDAQ 100 Stock INDEX (90) (177,750,000) 19,750 10/18/24 (4,761,900)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Type Description(d)
Number of
Contracts
Notional
Amount (e)
Exercise
Price Expiration Date Value
Call S&P 500 Index (170) $ (100,300,000) $ 5,900 10/31/24 $ (461,550)
Total Options Written (premiums received $8,281,926) (7,415) $(752,800,000) $(17,043,975)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,368,791,297 $ – $ – $ 1,368,791,297
Exchange-Traded Funds 22,313,008 – – 22,313,008
Options Purchased 11,775 – – 11,775
Investments Purchased with Collateral from
Securities Lending 2,040,157 – – 2,040,157
Short-Term Investments:
Repurchase Agreements – 21,739,382 – 21,739,382
Investments in Derivatives:
Options Written (17,043,975) – – (17,043,975)
Total
$ 1,376,112,262 $ 21,739,382 $ – $ 1,397,851,644
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,941,470.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $21,740,300 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $22,174,335.
ADR American Depositary Receipt
ETF Exchange-Traded Fund
S&P Standard & Poor's